Business combinations - Identifiable assets acquired and liabilities assumed for Skillaz (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 25, 2020
Skillaz
Assets
Intangible assets		₽ 609,420
Property and equipment		3,436
Trade and other receivables		3,223
Prepaid expenses and other current assets		3,555
Loans issued		3,224
Cash and cash equivalents		66,524
Total Assets		689,382
Contract liabilities (non-current)		134,004
Contract liabilities (Current)		36,908
Trade and other payables		40,362
Loans and borrowings		50,000
Total Liabilities		261,274
Total net assets		428,108
The amount of non-controlling interest measured at the proportionate share of the identifiable net assets		(149,752)
Goodwill arising on acquisition		752,485
Purchase consideration		₽ 1,030,841
Zarplata
Assets
Intangible assets			₽ 1,094,227
Property and equipment			10,601
Trade and other receivables			6,746
Prepaid expenses and other current assets			42,125
Cash and cash equivalents			95,701
Total Assets			1,444,293
Contract liabilities			74,731
Trade and other payables			27,210
Total Liabilities			858,073
Goodwill arising on acquisition	₽ 2,918,486		2,918,486
Purchase consideration			₽ 3,504,706